Summary of Significant Accounting Policies - Schedule of Net Product and Service Revenues by Revenue Streams (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Product
Disaggregation Of Revenue [Line Items]
Net revenues	¥ 11,658,298	$ 1,642,037	¥ 8,676,672	¥ 6,654,893
Service
Disaggregation Of Revenue [Line Items]
Net revenues	1,307,484	$ 184,155	1,192,752	1,125,382
Offline Channels | Product
Disaggregation Of Revenue [Line Items]
Net revenues	2,304,158		1,979,115	434,856
Online Product | Product
Disaggregation Of Revenue [Line Items]
Net revenues	9,354,140		6,697,557	6,220,037
PJT Marketplace | Service
Disaggregation Of Revenue [Line Items]
Net revenues	707,000		638,334	516,155
Paipai Marketplace | Service
Disaggregation Of Revenue [Line Items]
Net revenues	497,338		474,010	520,944
Other Channel | Service
Disaggregation Of Revenue [Line Items]
Net revenues	¥ 103,146		¥ 80,408	¥ 88,283